Investments in Non-marketable Equity Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments [Table Text Block]
Following is a summary of such investments which are accounted for using the cost method as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	432	432
C Company	8,962	8,962
eTurboTouch Technology Inc.	477	477
Oculon Optoelectronics Inc.	-	-
Shinyoptics Corp.	283	283
	$11,211	11,211